Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities [Abstract]
Schedule of Contract Liabilities
	2024	2025
	RMB’000	RMB’000
Advance receipt for treatment packages	193,931	186,066